Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 26,282	$ 32,327
Deferred revenue	7,016	4,604
Tax credit carryforwards	3,726	3,237
Accruals, reserves and other	3,631	2,740
Stock compensation	2,944	1,490
Gross deferred tax asset	43,599	44,398
Valuation allowance	(40,571)	(40,518)
Total deferred tax asset	3,028	3,880
Deferred Tax Liabilities [Abstract]
Other identified intangibles	(2,017)	(2,885)
Other fixed assets depreciation	(928)	(926)
Total deferred tax liability	(2,945)	(3,811)
Net deferred tax assets	$ 83	$ 69